Supplemental Items	12 Months Ended
Dec. 31, 2017
Supplemental Items

19. Supplemental Items

In the consolidated financial statements, compensation costs are included in both operating and general and administrative expenses. For 2017, employee compensation costs of $14 million (2016 - $36 million) were included in operating expenses and $30 million (2016 - $44 million) were included in general and administrative expenses on a gross basis.